ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - Tax Credit Series [Domain] - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Organization And Summary Of Significant Accounting Policies [Line Items]
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 100,000
Other Nonoperating Income	$ 2,427,668